Calculation of Loss Per Share (Detail)	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders before accretion on redeemable noncontrolling interest	¥ (593,781,589)	$ (85,522,338)	¥ (304,828,354)	¥ (86,622,470)
Accretion on redeemable noncontrolling interest	(82,890,188)	(11,938,670)	(79,805,706)	(21,076,744)
Net loss attributable to holders of ordinary shares	¥ (676,671,777)	$ (97,461,008)	¥ (384,634,060)	¥ (107,699,214)
Denominator:
Denominator for basic and diluted loss per share - weighted-average shares outstanding	23,874,102	23,874,102	23,235,848	23,164,695
Loss per share - Basic and diluted | (per share)	¥ (28.34)	$ (4.08)	¥ (16.55)	¥ (4.65)